PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 1,238	$ 7,189
Accumulated depreciation	985	6,921
Property and equipment, net	253	268
Reduction in accumulated depreciation due to fully deprecated equipment no longer in service	6,044	1,422
Demonstration and rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost		688
Accumulated depreciation		671
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	210	3,760
Accumulated depreciation	146	3,694
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	149	1,190
Accumulated depreciation	77	1,171
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	461	1,117
Accumulated depreciation	378	1,021
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	418	434
Accumulated depreciation	$ 384	$ 364